SHAREHOLDERS' EQUITY (Tables)	9 Months Ended
Mar. 31, 2017
Investor Warrants
Schedule of weighted average assumptions
Three Months Ended March 31, 2017
Expected term (in years)	1.96
Expected volatility%	130%
Risk-free interest rate%	2.39%
Expected dividend yield%	0.0%

Placement Agent Warrants
Schedule of weighted average assumptions
Three Months Ended March 31, 2017
Expected term (in years)	1.96
Expected volatility%	130%
Risk-free interest rate%	2.39%
Expected dividend yield%	0.0%